FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Estimated Fair Values of Financial Instruments
The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2019
Financial assets
Cash and short-term investments	$257,639	$257,639	$257,639	$0	$0
Investment securities held-to-maturity	142,862	142,821	0	142,821	0
Other investments	125,020	N/A	N/A	N/A	N/A
Loans held for sale	13,680	13,680	0	13,680	0
Loans and leases	9,144,015	9,134,215	0	0	9,134,215
Accrued interest receivable	39,591	39,591	0	12,743	26,848

Financial liabilities
Deposits	10,210,229	10,209,790	0	10,209,790	0
Short-term borrowings	1,316,181	1,316,181	1,316,181	0	0
Long-term debt	414,376	414,937	0	414,937	0
Accrued interest payable	13,671	13,671	1,899	11,772	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2018
Financial assets
Cash and short-term investments	$273,959	$273,959	$273,959	$0	$0
Investment securities held-to-maturity	429,328	424,118	0	424,118	0
Other investments	115,660	N/A	N/A	N/A	N/A
Loans held for sale	4,372	4,372	0	4,372	0
Loans and leases	8,767,672	8,662,868	0	0	8,662,868
Accrued interest receivable	41,816	41,816	0	13,819	27,997

Financial liabilities
Deposits	10,140,394	10,113,475	0	10,113,475	0
Short-term borrowings	1,040,691	1,040,691	1,040,691	0	0
Long-term debt	570,739	557,933	0	557,933	0
Accrued interest payable	12,126	12,126	2,035	10,091	0

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The financial assets and liabilities measured at fair value on a recurring basis in the consolidated financial statements were as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2019
Assets
Investment securities available-for-sale	$100	$2,842,794	$9,190	$2,852,084
Interest rate derivative contracts	0	73,558	0	73,558
Foreign exchange derivative contracts	0	39,172	0	39,172
Total	$100	$2,955,524	$9,190	$2,964,814

Liabilities
Interest rate derivative contracts	$0	$73,750	$0	$73,750
Foreign exchange derivative contracts	0	39,172	0	39,172
Total	$0	$112,922	$0	$112,922

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2018
Assets
Investment securities available-for-sale	$97	$2,764,443	$14,715	$2,779,255
Derivatives	0	29,543	0	29,543
Total	$97	$2,793,986	$14,715	$2,808,798

Liabilities
Derivatives	$0	$29,336	$0	$29,336

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation for certain AFS securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019.

Year ended
(dollars in thousands)	December 31, 2019
Beginning balance	$14,715
Accretion (amortization)	(552)
Increase (decrease) in fair value	30
Settlements	(5,003)
Ending balance	$9,190

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2019
Assets
Impaired loans	$0	$0	$9,268
OREO	0	0	1,088

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2018
Assets
Impaired loans	$0	$0	$1,320
OREO	0	0	1,089